Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

27.  Subsequent events

Subsequent to December 31, 2023, and through April 29, 2024:

a.On March 6, 2024, the US Securities and Exchange Commission adopted final rules mandating registrants to disclose specific climate-related information. The Company is currently evaluating the potential impact of these regulations on its reporting practices.

b.On March 15, 2024, the Company made a second investment of US$1,367 by purchasing 109,386 shares of common stock in CleanJoule, Inc.

c.On April 09, 2024, the International Accounting Standards Board issued IFRS 18 “Presentation and Disclosure in Financial Statement”. The new IFRS accounting standard introduces new requirements for presentation and disclosure in financial statements, with a particular focus on improving the reporting of financial performance. IFRS 18 will be effective for annual reporting periods beginning on or after 1 January 2027. Early adoption is permitted.